Form N-1A Supplement	Dec. 31, 2024
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
TRANSAMERICA SERIES TRUST
Supplement to the Currently Effective Prospectus, Summary Prospectuses and Statement of Additional Information
Transamerica JPMorgan Asset Allocation – Conservative VP
Transamerica JPMorgan Asset Allocation – Growth VP
Transamerica JPMorgan Asset Allocation – Moderate Growth VP
Transamerica JPMorgan Asset Allocation – Moderate VP
Transamerica JPMorgan International Moderate Growth VP (the “portfolios”)
* * *
Effective on or about October 1, 2025, Transamerica Asset Management, Inc. (“TAM”), the portfolios’ investment manager, will reduce its management fee schedule and J.P. Morgan Investment Management Inc., the portfolios’ sub-adviser, will reduce its sub-advisory fee schedule, as described below.
Effective on or about November 21, 2025, each of the portfolios will amend its principal investment strategies and principal risks as described below.
Upon the relevant effective date, the information below will supplement and supersede any contrary information contained in the Prospectus, Summary Prospectuses and Statement of Information concerning the portfolios, as applicable.
* * *
Transamerica JPMorgan Asset Allocation – Conservative VP
PRINCIPAL INVESTMENT STRATEGIES (effective on or about November 21, 2025):
The first, second and third paragraphs of the portfolio’s “Principal Investment Strategies” section in the Prospectus and Summary Prospectus and the first, second and third paragraphs paragraph of the “More on Each Portfolio’s Strategies and Investments” section in the Prospectus relating to the portfolio will be deleted in their entirety and replaced as follows:
The portfolio is a fund of funds. The portfolio’s sub-adviser, J.P. Morgan Investment Management Inc. (the “sub-adviser”), seeks to achieve the portfolio’s investment objective by investing its assets primarily in a broad mix of underlying Transamerica mutual funds that TAM has designated as available for investment by the portfolio (“underlying portfolios”).
The portfolio expects to normally allocate its assets among underlying portfolios with the goal of achieving exposure targets over time of approximately 35% of its economic exposure to equities, which may include stocks, real estate securities, commodity-related securities and alternative investments, and approximately 65% of its economic exposure to fixed-income, which may include bonds, cash equivalents and other debt securities. The actual percentage allocations at any time may vary.
The sub-adviser may increase equity exposure to approximately 50% of economic exposure and may decrease fixed-income exposure to approximately 50% or may decrease equity exposure to approximately 5% and may increase fixed-income exposureto approximately 95% of economic exposure, informed largely by the sub-adviser’s multi-factor risk management framework.
The risk management framework is a quantitatively driven process that makes asset allocation recommendations and may suggest a maximum equity exposure and equity exposure reductions based on a set of asset class momentum signals and an expected portfolio level volatility signal. Notwithstanding the portfolio’s equity target and any maximum equity exposure limit imposed under the risk management framework, the sub-adviser may elect to allocate fewer assets to equities and more assets to fixed-income when it believes it is advisable to do so. The portfolio may not achieve its stated asset mix goal.
In seeking to achieve the investment objective of the portfolio, the sub-adviser employs an investment process consisting of three integrated components: the risk management framework, active (tactical) asset allocation, and underlying portfolio selection. The risk management framework is discussed in the paragraph above. For the second and third components, the portfolio management team draws on the analysis produced by dedicated fundamental and quantitative research teams who support the investment process by generating qualitative and quantitative research and insights, including on the underlying portfolios.
* * *
The “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Prospectus and Summary Prospectus will be deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	Initial	Service
Management fees[1]	0.10%	0.10%
Distribution and service (12b-1) fees	None	0.25%
Other expenses	0.05%	0.05%
Acquired fund fees and expenses[2]	0.55%	0.55%
Total annual fund operating expenses	0.70%	0.95%

[1]	Management fees have been restated to reflect a reduction in management fees effective October 1, 2025.
[2]
Acquired fund fees and expenses reflect the portfolio’s pro rata share of the fees and expenses incurred by investing in other investment companies. Acquired fund fees and expenses are not included in the calculation of the ratios of expenses to average net assets shown in the Financial Highlights section of the portfolio’s prospectus.

The “Example” table included in the Prospectus and Summary Prospectus will be deleted in its entirety and replaced with the following:
Example: This Example is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the portfolio for the time periods indicated and then redeem all shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the portfolio’s operating expenses remain the same. The Example does not reflect charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, costs would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Initial Class	$72	$224	$390	$871
Service Class	$97	$303	$525	$1,166
* * *
Transamerica JPMorgan Asset Allocation – Growth VP
(to be renamed Transamerica JPMorgan Diversified Equity Allocation VP on or about November 1, 2025)
PRINCIPAL INVESTMENT STRATEGIES (effective on or about November 21, 2025):
The first, second and third paragraphs of the portfolio’s “Principal Investment Strategies” section in the Prospectus and Summary Prospectus and the first, second and third paragraphs of the “More on Each Portfolio’s Strategies and Investments” section in the Prospectus relating to the portfolio will be deleted in their entirety and replaced as follows:
The portfolio is a fund of funds. The portfolio’s sub-adviser, J.P. Morgan Investment Management Inc. (the “sub-adviser”), seeks to achieve the portfolio’s investment objective by investing its assets primarily in a broad mix of underlying Transamerica mutual funds that TAM has designated as available for investment by the portfolio (“underlying portfolios”).
Under normal circumstances, the portfolio invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in U.S. or foreign equities (including emerging markets), which may include stocks, real estate securities, commodity-related securities and alternative investments. The portfolio gains this exposure by investing its assets in a combination of underlying portfolios or derivatives.
In seeking to achieve the investment objective of the portfolio, the sub-adviser employs an investment process consisting of two components: active (tactical) asset allocation and the underlying portfolio selection. For both components, the sub-adviser’s portfolio management team draws on the analysis produced by dedicated research and strategy teams who support the investment process by generating qualitative and quantitative research and insights, including on the underlying portfolios.
* * *
The “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Prospectus and Summary Prospectus will be deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	Initial	Service
Management fees[1]	0.10%	0.10%
Distribution and service (12b-1) fees	None	0.25%
Other expenses	0.04%	0.04%
Acquired fund fees and expenses[2]	0.65%	0.65%
Total annual fund operating expenses	0.79%	1.04%

[1]	Management fees have been restated to reflect a reduction in management fees effective October 1, 2025.
[2]
Acquired fund fees and expenses reflect the portfolio’s pro rata share of the fees and expenses incurred by investing in other investment companies. Acquired fund fees and expenses are not included in the calculation of the ratios of expenses to average net assets shown in the Financial Highlights section of the portfolio’s prospectus.

The “Example” table included in the Prospectus and Summary Prospectus will be deleted in its entirety and replaced with the following:
Example: This Example is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the portfolio for the time periods indicated and then redeem all shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the portfolio’s operating expenses remain the same. The Example does not reflect charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, costs would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Initial Class	$81	$252	$439	$978
Service Class	$106	$331	$574	$1,271
* * *
Transamerica JPMorgan Asset Allocation – Moderate Growth VP
PRINCIPAL INVESTMENT STRATEGIES (effective on or about November 21, 2025):
The first, second and third paragraphs of the portfolio’s “Principal Investment Strategies” section in the Prospectus and Summary Prospectus and the first, second and third paragraphs paragraph of the “More on Each Portfolio’s Strategies and Investments” section in the Prospectus relating to the portfolio will be deleted in their entirety and replaced as follows:
The portfolio is a fund of funds. The portfolio’s sub-adviser, J.P. Morgan Investment Management Inc. (the “sub-adviser”), seeks to achieve the portfolio’s investment objective by investing its assets primarily in a broad mix of underlying Transamerica mutual funds that TAM has designated as available for investment by the portfolio (“underlying portfolios”).
The portfolio expects to normally allocate its assets among underlying portfolios with the goal of achieving exposure targets over time of approximately 70% of its economic exposure to equities, which may include stocks, real estate securities, commodity-related securities and alternative investments, and approximately 30% of its economic exposure to fixed-income, which may include bonds, cash equivalents and other debt securities. The actual percentage allocations at any time may vary.
The sub-adviser may increase equity exposure to approximately 95% of economic exposure and may decrease fixed-income exposure to approximately 5% or may decrease equity exposure to approximately 35% and may increase fixed-income exposure to approximately 65% of economic exposure, largely informed by the sub-adviser’s multi-factor risk management framework.
The risk management framework is a quantitatively driven process that makes asset allocation recommendations and may suggest equity exposure increases and reductions based on a set of asset class momentum signals and an expected portfolio level volatility signal. Notwithstanding the portfolio’s equity target and any maximum equity exposure limit imposed under the risk management framework, the sub-adviser may elect to allocate fewer assets to equities and more assets to fixed-income when it believes it is advisable to do so. The portfolio may not achieve its stated asset mix goal.
In seeking to achieve the investment objective of the portfolio, the sub-adviser employs an investment process consisting of three integrated components: the risk management framework, active (tactical) asset allocation, and underlying portfolio selection. The risk management framework is discussed in the paragraph above. For the second and third components, the portfolio management team draws on the analysis produced by dedicated fundamental and quantitative research teams who support the investment process by generating qualitative and quantitative research and insights, including on the underlying portfolios.
* * *
The “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Prospectus and Summary Prospectus will be deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	Initial	Service
Management fees[1]	0.10%	0.10%
Distribution and service (12b-1) fees	None	0.25%
Other expenses	0.04%	0.04%
Acquired fund fees and expenses[2]	0.63%	0.63%
Total annual fund operating expenses	0.77%	1.02%

[1]	Management fees have been restated to reflect a reduction in management fees effective October 1, 2025.
[2]
Acquired fund fees and expenses reflect the portfolio’s pro rata share of the fees and expenses incurred by investing in other investment companies. Acquired fund fees and expenses are not included in the calculation of the ratios of expenses to average net assets shown in the Financial Highlights section of the portfolio’s prospectus.

The “Example” table included in the Prospectus and Summary Prospectus will be deleted in its entirety and replaced with the following:
Example: This Example is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the portfolio for the time periods indicated and then redeem all shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the portfolio’s operating expenses remain the same. The Example does not reflect charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, costs would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Initial Class	$79	$246	$428	$954
Service Class	$104	$325	$563	$1,248
* * *
Transamerica JPMorgan Asset Allocation – Moderate VP
PRINCIPAL INVESTMENT STRATEGIES (effective on or about November 21, 2025):
The first, second and third paragraphs of the portfolio’s “Principal Investment Strategies” section in the Prospectus and Summary Prospectus and the first, second and third paragraphs paragraph of the “More on Each Portfolio’s Strategies and Investments” section in the Prospectus relating to the portfolio will be deleted in their entirety and replaced as follows:
The portfolio is a fund of funds. The portfolio’s sub-adviser, J.P. Morgan Investment Management Inc. (the “sub-adviser”), seeks to achieve the portfolio’s investment objective by investing its assets primarily in a broad mix of underlying Transamerica mutual funds that TAM has designated as available for investment by the portfolio (“underlying portfolios”).
The portfolio expects to normally allocate its assets among underlying portfolios with the goal of achieving exposure targets over time of approximately 50% of its economic exposure to equities, which may include stocks, real estate securities, commodity-related securities and alternative investments, and approximately 50% of its economic exposure to fixed-income, which may include bonds, cash equivalents and other debt securities. The actual percentage allocations at any time may vary.
The sub-adviser may increase equity exposure to approximately 75% of economic exposure and may decrease fixed-income exposure to approximately 25% or may decrease equity exposure to approximately 15% and may increase fixed-income exposure to approximately 85% of economic exposure, largely informed by the sub-adviser’s multi-factor risk management framework.
The risk management framework is a quantitatively driven process that makes asset allocation recommendations and may suggest equity exposure increases and reductions based on a set of asset class momentum signals and an expected portfolio level volatility signal. Notwithstanding the portfolio’s equity target and any maximum equity exposure limit imposed under the risk management framework, the sub-adviser may elect to allocate fewer assets to equities and more assets to fixed-income when it believes it is advisable to do so. The portfolio may not achieve its stated asset mix goal.
In seeking to achieve the investment objective of the portfolio, the sub-adviser employs an investment process consisting of three integrated components: the risk management framework, active (tactical) asset allocation, and underlying portfolio selection. The risk management framework is discussed in the paragraph above. For the second and third components, the portfolio management team draws on the analysis produced by dedicated fundamental and quantitative research teams who support the investment process by generating qualitative and quantitative research and insights, including on the underlying portfolios.
* * *
The “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Prospectus and Summary Prospectus will be deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	Initial	Service
Management fees[1]	0.10%	0.10%
Distribution and service (12b-1) fees	None	0.25%
Other expenses	0.03%	0.03%
Acquired fund fees and expenses[2]	0.59%	0.59%
Total annual fund operating expenses	0.72%	0.97%

[1]	Management fees have been restated to reflect a reduction in management fees effective October 1, 2025.
[2]
Acquired fund fees and expenses reflect the portfolio’s pro rata share of the fees and expenses incurred by investing in other investment companies. Acquired fund fees and expenses are not included in the calculation of the ratios of expenses to average net assets shown in the Financial Highlights section of the portfolio’s prospectus.

The “Example” table included in the Prospectus and Summary Prospectus will be deleted in its entirety and replaced with the following:
Example: This Example is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the portfolio for the time periods indicated and then redeem all shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the portfolio’s operating expenses remain the same. The Example does not reflect charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, costs would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Initial Class	$74	$230	$401	$894
Service Class	$99	$309	$536	$1,190
* * *
Transamerica JPMorgan International Moderate Growth VP
PRINCIPAL INVESTMENT STRATEGIES (effective on or about November 21, 2025):
The first, second and third paragraphs of the portfolio’s “Principal Investment Strategies” section in the Prospectus and Summary Prospectus and the first, second and third paragraphs paragraph of the “More on Each Portfolio’s Strategies and Investments” section in the Prospectus relating to the portfolio will be deleted in their entirety and replaced as follows:
The portfolio is a fund of funds. The portfolio’s sub-adviser, J.P. Morgan Investment Management Inc. (the “sub-adviser”), seeks to achieve the portfolio’s investment objective by investing its assets primarily in a broad mix of underlying Transamerica mutual funds that TAM has designated as available for investment by the portfolio (“underlying portfolios”).
The portfolio expects to normally allocate its investments in underlying portfolios with the goal of achieving exposure targets over time of approximately 70% of its economic exposure to equity securities, which may include stocks, real estate securities, commodity-related securities and alternative investments, and approximately 30% of its economic exposure to fixed-income securities, which may include bonds, cash equivalents and other debt securities, with approximately 10% of its economic exposure to equity and fixed-income securities of issuers in emerging markets. The actual percentage allocations at any time may vary.
The portfolio will generally have exposure to issuers located in at least three different countries outside the U.S.
The sub-adviser may increase its international developed markets equity exposure to approximately 95% of economic exposure and may decrease fixed-income exposure to approximately 5% or may decrease equity exposure to approximately 35% and may increase fixed-income exposure to approximately 65% of economic exposure, largely informed by the sub-adviser’s multi-factor risk management framework.
The risk management framework is a quantitatively driven process that makes asset allocation recommendations and may suggest equity exposure increases and reductions based on a set of asset class momentum signals and an expected portfolio level volatility signal. Notwithstanding the portfolio’s equity target and any maximum equity exposure limit imposed under the risk management framework, the sub-adviser may elect to allocate fewer assets to equities and more assets to fixed-income when it believes it is advisable to do so. The portfolio may not achieve its stated asset mix goal.
In seeking to achieve the investment objective of the portfolio, the sub-adviser employs an investment process consisting of three integrated components: the risk management framework, active (tactical) asset allocation, and underlying portfolio selection. The risk management framework is discussed in the paragraph above. For the second and third components, the portfolio management team draws on the analysis produced by dedicated fundamental and quantitative research teams who support the investment process by generating qualitative and quantitative research and insights, including on the underlying portfolios.
* * *
The “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Prospectus and Summary Prospectus will be deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	Initial	Service
Management fees[1]	0.10%	0.10%
Distribution and service (12b-1) fees	None	0.25%
Other expenses	0.06%	0.06%
Acquired fund fees and expenses[2]	0.71%	0.71%
Total annual fund operating expenses	0.87%	1.12%

[1]	Management fees have been restated to reflect a reduction in management fees effective October 1, 2025.
[2]
Acquired fund fees and expenses reflect the portfolio’s pro rata share of the fees and expenses incurred by investing in other investment companies. Acquired fund fees and expenses are not included in the calculation of the ratios of expenses to average net assets shown in the Financial Highlights section of the portfolio’s prospectus.

The “Example” table included in the Prospectus and Summary Prospectus will be deleted in its entirety and replaced with the following:
Example: This Example is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the portfolio for the time periods indicated and then redeem all shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the portfolio’s operating expenses remain the same. The Example does not reflect charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, costs would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Initial Class	$89	$278	$482	$1,073
Service Class	$114	$356	$617	$1,363
* * *
PRINCIPAL RISKS (effective on or about November 21, 2025):
The following risk will be added alphabetically as a new risk in the “Principal Risks” section of the Prospectus and the Summary Prospectus for Transamerica JPMorgan Asset Allocation – Growth VP:
Repurchase Agreements – In a repurchase agreement, the portfolio purchases securities from a broker-dealer or a bank, called the counterparty, upon the agreement of the counterparty to repurchase the securities from the portfolio at a later date, and at a specified price. The securities purchased serve as the portfolio’s collateral for the obligation of the counterparty to repurchase the securities. If the counterparty does not repurchase the securities, the portfolio is entitled to sell the securities, but the portfolio may not be able to sell them for the price at which they were purchased, thus causing a loss. If the counterparty becomes insolvent, there is some risk that the portfolio will not have a right to the securities, or the immediate right to sell the securities.
The following risk will replace in its entirety the corresponding risk in the “Principal Risks” section of the Prospectus and the Summary Prospectuses for Transamerica JPMorgan Asset Allocation – Conservative VP, Transamerica JPMorgan Asset Allocation – Moderate Growth VP, Transamerica JPMorgan Asset Allocation – Moderate VP, and Transamerica JPMorgan International Moderate Growth VP:
Risk Management Framework – The portfolio is subject to a multi-factor risk management framework that is intended to dynamically adjust asset class exposures under different market conditions. The framework may determine an asset exposure target for the portfolio in response to individual asset class momentum signals and a portfolio level volatility signal, and result in an increase or decrease in the level of asset exposure such as the level of equities and bonds. The framework is intended to improve the portfolio’s absolute and risk-adjusted returns but may not work as intended. The framework may result in the portfolio not achieving its stated asset mix goal or may cause the portfolio to underperform, possibly significantly. Because market conditions change, sometimes rapidly and unpredictably, the success of the framework also will be subject to the sub-adviser’s ability to implement the framework in a timely and efficient manner. The framework may result in periods of underperformance, may fail to protect against market declines, may limit the portfolio’s ability to participate in up markets, may cause the portfolio to underperform its benchmark in rising markets, may increase transaction costs at the portfolio and/or underlying portfolio level and may result in substantial losses if it does not work as intended. For example, if the portfolio has reduced its equity exposure in an effort to reduce losses in certain market conditions, and the market rises sharply and quickly, there may be a delay in increasing the portfolio’s equity exposure, causing the portfolio to forgo gains from the market rebound. The framework incorporates quantitative models and signals. If those models or signals prove to be flawed or for other reasons do not produce the desired results, any decisions made in reliance thereon may expose the portfolio to additional risks and losses. The use of models has inherent risks, and the success of relying on or otherwise using a model depends, among other things, on the accuracy and completeness of the model’s development, implementation and maintenance; on the model’s assumptions and methodologies; and on the accuracy and reliability of the inputs and output of the model. The framework also serves to reduce the risk to the Transamerica insurance companies that provide guaranteed benefits under certain variable contracts from equity market volatility and to facilitate their provision of those guaranteed benefits. The framework also may have the effect of limiting the amount of guaranteed benefits. The portfolio’s performance may be lower than similar portfolios that are not subject to a risk management framework. The use of derivatives in connection with the framework may expose the portfolio to different and potentially greater risks than if it had only invested in underlying portfolios.
The following risk will be moved from a principal risk to a key principal risk following the “Model and Data” risk in the “Principal Risks” section of the Prospectus and the Summary Prospectuses for the portfolios:
Tactical Asset Allocation – Tactical asset allocation is an investment strategy that actively adjusts a portfolio’s asset allocation. The portfolio’s tactical asset management discipline may not work as intended. The portfolio may not achieve its objective and may not perform as well as other funds using other asset management styles, including those based on fundamental analysis (a method of evaluating a security that entails attempting to measure its intrinsic value by examining related economic, financial and other factors) or strategic asset allocation (a strategy that involves periodically rebalancing the portfolio in order to maintain a long-term goal for asset allocation).The sub-adviser’s evaluations and assumptions in selecting underlying portfolios, underlying ETFs or individual securities may be incorrect in view of actual market conditions, and may result in owning securities that underperform other securities.
* * *
Investors Should Retain this Supplement for Future Reference
September 29, 2025

Transamerica JPMorgan Asset Allocation - Conservative VP
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
TRANSAMERICA SERIES TRUST
Supplement to the Currently Effective Prospectus, Summary Prospectuses and Statement of Additional Information
Transamerica JPMorgan Asset Allocation – Conservative VP
* * *
Effective on or about October 1, 2025, Transamerica Asset Management, Inc. (“TAM”), the portfolios’ investment manager, will reduce its management fee schedule and J.P. Morgan Investment Management Inc., the portfolios’ sub-adviser, will reduce its sub-advisory fee schedule, as described below.
Effective on or about November 21, 2025, each of the portfolios will amend its principal investment strategies and principal risks as described below.
Upon the relevant effective date, the information below will supplement and supersede any contrary information contained in the Prospectus, Summary Prospectuses and Statement of Information concerning the portfolios, as applicable.
* * *
Transamerica JPMorgan Asset Allocation – Conservative VP
PRINCIPAL INVESTMENT STRATEGIES (effective on or about November 21, 2025):
The first, second and third paragraphs of the portfolio’s “Principal Investment Strategies” section in the Prospectus and Summary Prospectus and the first, second and third paragraphs paragraph of the “More on Each Portfolio’s Strategies and Investments” section in the Prospectus relating to the portfolio will be deleted in their entirety and replaced as follows:
The portfolio is a fund of funds. The portfolio’s sub-adviser, J.P. Morgan Investment Management Inc. (the “sub-adviser”), seeks to achieve the portfolio’s investment objective by investing its assets primarily in a broad mix of underlying Transamerica mutual funds that TAM has designated as available for investment by the portfolio (“underlying portfolios”).
The portfolio expects to normally allocate its assets among underlying portfolios with the goal of achieving exposure targets over time of approximately 35% of its economic exposure to equities, which may include stocks, real estate securities, commodity-related securities and alternative investments, and approximately 65% of its economic exposure to fixed-income, which may include bonds, cash equivalents and other debt securities. The actual percentage allocations at any time may vary.
The sub-adviser may increase equity exposure to approximately 50% of economic exposure and may decrease fixed-income exposure to approximately 50% or may decrease equity exposure to approximately 5% and may increase fixed-income exposureto approximately 95% of economic exposure, informed largely by the sub-adviser’s multi-factor risk management framework.
The risk management framework is a quantitatively driven process that makes asset allocation recommendations and may suggest a maximum equity exposure and equity exposure reductions based on a set of asset class momentum signals and an expected portfolio level volatility signal. Notwithstanding the portfolio’s equity target and any maximum equity exposure limit imposed under the risk management framework, the sub-adviser may elect to allocate fewer assets to equities and more assets to fixed-income when it believes it is advisable to do so. The portfolio may not achieve its stated asset mix goal.
In seeking to achieve the investment objective of the portfolio, the sub-adviser employs an investment process consisting of three integrated components: the risk management framework, active (tactical) asset allocation, and underlying portfolio selection. The risk management framework is discussed in the paragraph above. For the second and third components, the portfolio management team draws on the analysis produced by dedicated fundamental and quantitative research teams who support the investment process by generating qualitative and quantitative research and insights, including on the underlying portfolios.
* * *
The “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Prospectus and Summary Prospectus will be deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	Initial	Service
Management fees[1]	0.10%	0.10%
Distribution and service (12b-1) fees	None	0.25%
Other expenses	0.05%	0.05%
Acquired fund fees and expenses[2]	0.55%	0.55%
Total annual fund operating expenses	0.70%	0.95%
[1]	Management fees have been restated to reflect a reduction in management fees effective October 1, 2025.
[2]
Acquired fund fees and expenses reflect the portfolio’s pro rata share of the fees and expenses incurred by investing in other investment companies. Acquired fund fees and expenses are not included in the calculation of the ratios of expenses to average net assets shown in the Financial Highlights section of the portfolio’s prospectus.

The “Example” table included in the Prospectus and Summary Prospectus will be deleted in its entirety and replaced with the following:
Example: This Example is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the portfolio for the time periods indicated and then redeem all shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the portfolio’s operating expenses remain the same. The Example does not reflect charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, costs would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Initial Class	$72	$224	$390	$871
Service Class	$97	$303	$525	$1,166
* * *
PRINCIPAL RISKS (effective on or about November 21, 2025):
The following risk will replace in its entirety the corresponding risk in the “Principal Risks” section of the Prospectus and the Summary Prospectuses for Transamerica JPMorgan Asset Allocation – Conservative VP, Transamerica JPMorgan Asset Allocation – Moderate Growth VP, Transamerica JPMorgan Asset Allocation – Moderate VP, and Transamerica JPMorgan International Moderate Growth VP:
Risk Management Framework – The portfolio is subject to a multi-factor risk management framework that is intended to dynamically adjust asset class exposures under different market conditions. The framework may determine an asset exposure target for the portfolio in response to individual asset class momentum signals and a portfolio level volatility signal, and result in an increase or decrease in the level of asset exposure such as the level of equities and bonds. The framework is intended to improve the portfolio’s absolute and risk-adjusted returns but may not work as intended. The framework may result in the portfolio not achieving its stated asset mix goal or may cause the portfolio to underperform, possibly significantly. Because market conditions change, sometimes rapidly and unpredictably, the success of the framework also will be subject to the sub-adviser’s ability to implement the framework in a timely and efficient manner. The framework may result in periods of underperformance, may fail to protect against market declines, may limit the portfolio’s ability to participate in up markets, may cause the portfolio to underperform its benchmark in rising markets, may increase transaction costs at the portfolio and/or underlying portfolio level and may result in substantial losses if it does not work as intended. For example, if the portfolio has reduced its equity exposure in an effort to reduce losses in certain market conditions, and the market rises sharply and quickly, there may be a delay in increasing the portfolio’s equity exposure, causing the portfolio to forgo gains from the market rebound. The framework incorporates quantitative models and signals. If those models or signals prove to be flawed or for other reasons do not produce the desired results, any decisions made in reliance thereon may expose the portfolio to additional risks and losses. The use of models has inherent risks, and the success of relying on or otherwise using a model depends, among other things, on the accuracy and completeness of the model’s development, implementation and maintenance; on the model’s assumptions and methodologies; and on the accuracy and reliability of the inputs and output of the model. The framework also serves to reduce the risk to the Transamerica insurance companies that provide guaranteed benefits under certain variable contracts from equity market volatility and to facilitate their provision of those guaranteed benefits. The framework also may have the effect of limiting the amount of guaranteed benefits. The portfolio’s performance may be lower than similar portfolios that are not subject to a risk management framework. The use of derivatives in connection with the framework may expose the portfolio to different and potentially greater risks than if it had only invested in underlying portfolios.
The following risk will be moved from a principal risk to a key principal risk following the “Model and Data” risk in the “Principal Risks” section of the Prospectus and the Summary Prospectuses for the portfolios:
Tactical Asset Allocation – Tactical asset allocation is an investment strategy that actively adjusts a portfolio’s asset allocation. The portfolio’s tactical asset management discipline may not work as intended. The portfolio may not achieve its objective and may not perform as well as other funds using other asset management styles, including those based on fundamental analysis (a method of evaluating a security that entails attempting to measure its intrinsic value by examining related economic, financial and other factors) or strategic asset allocation (a strategy that involves periodically rebalancing the portfolio in order to maintain a long-term goal for asset allocation).The sub-adviser’s evaluations and assumptions in selecting underlying portfolios, underlying ETFs or individual securities may be incorrect in view of actual market conditions, and may result in owning securities that underperform other securities.
* * *
Investors Should Retain this Supplement for Future Reference
September 29, 2025

Transamerica JPMorgan Asset Allocation - Growth VP
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
TRANSAMERICA SERIES TRUST
Supplement to the Currently Effective Prospectus, Summary Prospectuses and Statement of Additional Information
Transamerica JPMorgan Asset Allocation – Growth VP
* * *
Effective on or about October 1, 2025, Transamerica Asset Management, Inc. (“TAM”), the portfolios’ investment manager, will reduce its management fee schedule and J.P. Morgan Investment Management Inc., the portfolios’ sub-adviser, will reduce its sub-advisory fee schedule, as described below.
Effective on or about November 21, 2025, each of the portfolios will amend its principal investment strategies and principal risks as described below.
Upon the relevant effective date, the information below will supplement and supersede any contrary information contained in the Prospectus, Summary Prospectuses and Statement of Information concerning the portfolios, as applicable.
* * *
Transamerica JPMorgan Asset Allocation – Growth VP
(to be renamed Transamerica JPMorgan Diversified Equity Allocation VP on or about November 1, 2025)
PRINCIPAL INVESTMENT STRATEGIES (effective on or about November 21, 2025):
The first, second and third paragraphs of the portfolio’s “Principal Investment Strategies” section in the Prospectus and Summary Prospectus and the first, second and third paragraphs of the “More on Each Portfolio’s Strategies and Investments” section in the Prospectus relating to the portfolio will be deleted in their entirety and replaced as follows:
The portfolio is a fund of funds. The portfolio’s sub-adviser, J.P. Morgan Investment Management Inc. (the “sub-adviser”), seeks to achieve the portfolio’s investment objective by investing its assets primarily in a broad mix of underlying Transamerica mutual funds that TAM has designated as available for investment by the portfolio (“underlying portfolios”).
Under normal circumstances, the portfolio invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in U.S. or foreign equities (including emerging markets), which may include stocks, real estate securities, commodity-related securities and alternative investments. The portfolio gains this exposure by investing its assets in a combination of underlying portfolios or derivatives.
In seeking to achieve the investment objective of the portfolio, the sub-adviser employs an investment process consisting of two components: active (tactical) asset allocation and the underlying portfolio selection. For both components, the sub-adviser’s portfolio management team draws on the analysis produced by dedicated research and strategy teams who support the investment process by generating qualitative and quantitative research and insights, including on the underlying portfolios.
* * *
The “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Prospectus and Summary Prospectus will be deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	Initial	Service
Management fees[1]	0.10%	0.10%
Distribution and service (12b-1) fees	None	0.25%
Other expenses	0.04%	0.04%
Acquired fund fees and expenses[2]	0.65%	0.65%
Total annual fund operating expenses	0.79%	1.04%

[1]	Management fees have been restated to reflect a reduction in management fees effective October 1, 2025.
[2]
Acquired fund fees and expenses reflect the portfolio’s pro rata share of the fees and expenses incurred by investing in other investment companies. Acquired fund fees and expenses are not included in the calculation of the ratios of expenses to average net assets shown in the Financial Highlights section of the portfolio’s prospectus.

The “Example” table included in the Prospectus and Summary Prospectus will be deleted in its entirety and replaced with the following:
Example: This Example is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the portfolio for the time periods indicated and then redeem all shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the portfolio’s operating expenses remain the same. The Example does not reflect charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, costs would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Initial Class	$81	$252	$439	$978
Service Class	$106	$331	$574	$1,271
* * *
PRINCIPAL RISKS (effective on or about November 21, 2025):
The following risk will be added alphabetically as a new risk in the “Principal Risks” section of the Prospectus and the Summary Prospectus for Transamerica JPMorgan Asset Allocation – Growth VP:
Repurchase Agreements – In a repurchase agreement, the portfolio purchases securities from a broker-dealer or a bank, called the counterparty, upon the agreement of the counterparty to repurchase the securities from the portfolio at a later date, and at a specified price. The securities purchased serve as the portfolio’s collateral for the obligation of the counterparty to repurchase the securities. If the counterparty does not repurchase the securities, the portfolio is entitled to sell the securities, but the portfolio may not be able to sell them for the price at which they were purchased, thus causing a loss. If the counterparty becomes insolvent, there is some risk that the portfolio will not have a right to the securities, or the immediate right to sell the securities.
The following risk will be moved from a principal risk to a key principal risk following the “Model and Data” risk in the “Principal Risks” section of the Prospectus and the Summary Prospectuses for the portfolios:
Tactical Asset Allocation – Tactical asset allocation is an investment strategy that actively adjusts a portfolio’s asset allocation. The portfolio’s tactical asset management discipline may not work as intended. The portfolio may not achieve its objective and may not perform as well as other funds using other asset management styles, including those based on fundamental analysis (a method of evaluating a security that entails attempting to measure its intrinsic value by examining related economic, financial and other factors) or strategic asset allocation (a strategy that involves periodically rebalancing the portfolio in order to maintain a long-term goal for asset allocation).The sub-adviser’s evaluations and assumptions in selecting underlying portfolios, underlying ETFs or individual securities may be incorrect in view of actual market conditions, and may result in owning securities that underperform other securities.
* * *
Investors Should Retain this Supplement for Future Reference
September 29, 2025

Transamerica JPMorgan Asset Allocation - Moderate Growth VP
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
TRANSAMERICA SERIES TRUST
Supplement to the Currently Effective Prospectus, Summary Prospectuses and Statement of Additional Information
Transamerica JPMorgan Asset Allocation – Moderate Growth VP
* * *
Effective on or about October 1, 2025, Transamerica Asset Management, Inc. (“TAM”), the portfolios’ investment manager, will reduce its management fee schedule and J.P. Morgan Investment Management Inc., the portfolios’ sub-adviser, will reduce its sub-advisory fee schedule, as described below.
Effective on or about November 21, 2025, each of the portfolios will amend its principal investment strategies and principal risks as described below.
Upon the relevant effective date, the information below will supplement and supersede any contrary information contained in the Prospectus, Summary Prospectuses and Statement of Information concerning the portfolios, as applicable.
* * *
Transamerica JPMorgan Asset Allocation – Moderate Growth VP
PRINCIPAL INVESTMENT STRATEGIES (effective on or about November 21, 2025):
The first, second and third paragraphs of the portfolio’s “Principal Investment Strategies” section in the Prospectus and Summary Prospectus and the first, second and third paragraphs paragraph of the “More on Each Portfolio’s Strategies and Investments” section in the Prospectus relating to the portfolio will be deleted in their entirety and replaced as follows:
The portfolio is a fund of funds. The portfolio’s sub-adviser, J.P. Morgan Investment Management Inc. (the “sub-adviser”), seeks to achieve the portfolio’s investment objective by investing its assets primarily in a broad mix of underlying Transamerica mutual funds that TAM has designated as available for investment by the portfolio (“underlying portfolios”).
The portfolio expects to normally allocate its assets among underlying portfolios with the goal of achieving exposure targets over time of approximately 70% of its economic exposure to equities, which may include stocks, real estate securities, commodity-related securities and alternative investments, and approximately 30% of its economic exposure to fixed-income, which may include bonds, cash equivalents and other debt securities. The actual percentage allocations at any time may vary.
The sub-adviser may increase equity exposure to approximately 95% of economic exposure and may decrease fixed-income exposure to approximately 5% or may decrease equity exposure to approximately 35% and may increase fixed-income exposure to approximately 65% of economic exposure, largely informed by the sub-adviser’s multi-factor risk management framework.
The risk management framework is a quantitatively driven process that makes asset allocation recommendations and may suggest equity exposure increases and reductions based on a set of asset class momentum signals and an expected portfolio level volatility signal. Notwithstanding the portfolio’s equity target and any maximum equity exposure limit imposed under the risk management framework, the sub-adviser may elect to allocate fewer assets to equities and more assets to fixed-income when it believes it is advisable to do so. The portfolio may not achieve its stated asset mix goal.
In seeking to achieve the investment objective of the portfolio, the sub-adviser employs an investment process consisting of three integrated components: the risk management framework, active (tactical) asset allocation, and underlying portfolio selection. The risk management framework is discussed in the paragraph above. For the second and third components, the portfolio management team draws on the analysis produced by dedicated fundamental and quantitative research teams who support the investment process by generating qualitative and quantitative research and insights, including on the underlying portfolios.
* * *
The “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Prospectus and Summary Prospectus will be deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	Initial	Service
Management fees[1]	0.10%	0.10%
Distribution and service (12b-1) fees	None	0.25%
Other expenses	0.04%	0.04%
Acquired fund fees and expenses[2]	0.63%	0.63%
Total annual fund operating expenses	0.77%	1.02%

[1]	Management fees have been restated to reflect a reduction in management fees effective October 1, 2025.
[2]
Acquired fund fees and expenses reflect the portfolio’s pro rata share of the fees and expenses incurred by investing in other investment companies. Acquired fund fees and expenses are not included in the calculation of the ratios of expenses to average net assets shown in the Financial Highlights section of the portfolio’s prospectus.

The “Example” table included in the Prospectus and Summary Prospectus will be deleted in its entirety and replaced with the following:
Example: This Example is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the portfolio for the time periods indicated and then redeem all shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the portfolio’s operating expenses remain the same. The Example does not reflect charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, costs would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Initial Class	$79	$246	$428	$954
Service Class	$104	$325	$563	$1,248
* * *
PRINCIPAL RISKS (effective on or about November 21, 2025):
The following risk will replace in its entirety the corresponding risk in the “Principal Risks” section of the Prospectus and the Summary Prospectuses for Transamerica JPMorgan Asset Allocation – Conservative VP, Transamerica JPMorgan Asset Allocation – Moderate Growth VP, Transamerica JPMorgan Asset Allocation – Moderate VP, and Transamerica JPMorgan International Moderate Growth VP:
Risk Management Framework – The portfolio is subject to a multi-factor risk management framework that is intended to dynamically adjust asset class exposures under different market conditions. The framework may determine an asset exposure target for the portfolio in response to individual asset class momentum signals and a portfolio level volatility signal, and result in an increase or decrease in the level of asset exposure such as the level of equities and bonds. The framework is intended to improve the portfolio’s absolute and risk-adjusted returns but may not work as intended. The framework may result in the portfolio not achieving its stated asset mix goal or may cause the portfolio to underperform, possibly significantly. Because market conditions change, sometimes rapidly and unpredictably, the success of the framework also will be subject to the sub-adviser’s ability to implement the framework in a timely and efficient manner. The framework may result in periods of underperformance, may fail to protect against market declines, may limit the portfolio’s ability to participate in up markets, may cause the portfolio to underperform its benchmark in rising markets, may increase transaction costs at the portfolio and/or underlying portfolio level and may result in substantial losses if it does not work as intended. For example, if the portfolio has reduced its equity exposure in an effort to reduce losses in certain market conditions, and the market rises sharply and quickly, there may be a delay in increasing the portfolio’s equity exposure, causing the portfolio to forgo gains from the market rebound. The framework incorporates quantitative models and signals. If those models or signals prove to be flawed or for other reasons do not produce the desired results, any decisions made in reliance thereon may expose the portfolio to additional risks and losses. The use of models has inherent risks, and the success of relying on or otherwise using a model depends, among other things, on the accuracy and completeness of the model’s development, implementation and maintenance; on the model’s assumptions and methodologies; and on the accuracy and reliability of the inputs and output of the model. The framework also serves to reduce the risk to the Transamerica insurance companies that provide guaranteed benefits under certain variable contracts from equity market volatility and to facilitate their provision of those guaranteed benefits. The framework also may have the effect of limiting the amount of guaranteed benefits. The portfolio’s performance may be lower than similar portfolios that are not subject to a risk management framework. The use of derivatives in connection with the framework may expose the portfolio to different and potentially greater risks than if it had only invested in underlying portfolios.
The following risk will be moved from a principal risk to a key principal risk following the “Model and Data” risk in the “Principal Risks” section of the Prospectus and the Summary Prospectuses for the portfolios:
Tactical Asset Allocation – Tactical asset allocation is an investment strategy that actively adjusts a portfolio’s asset allocation. The portfolio’s tactical asset management discipline may not work as intended. The portfolio may not achieve its objective and may not perform as well as other funds using other asset management styles, including those based on fundamental analysis (a method of evaluating a security that entails attempting to measure its intrinsic value by examining related economic, financial and other factors) or strategic asset allocation (a strategy that involves periodically rebalancing the portfolio in order to maintain a long-term goal for asset allocation).The sub-adviser’s evaluations and assumptions in selecting underlying portfolios, underlying ETFs or individual securities may be incorrect in view of actual market conditions, and may result in owning securities that underperform other securities.
* * *
Investors Should Retain this Supplement for Future Reference
September 29, 2025

Transamerica JPMorgan Asset Allocation - Moderate VP
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
TRANSAMERICA SERIES TRUST
Supplement to the Currently Effective Prospectus, Summary Prospectuses and Statement of Additional Information
Transamerica JPMorgan Asset Allocation – Moderate VP
* * *
Effective on or about October 1, 2025, Transamerica Asset Management, Inc. (“TAM”), the portfolios’ investment manager, will reduce its management fee schedule and J.P. Morgan Investment Management Inc., the portfolios’ sub-adviser, will reduce its sub-advisory fee schedule, as described below.
Effective on or about November 21, 2025, each of the portfolios will amend its principal investment strategies and principal risks as described below.
Upon the relevant effective date, the information below will supplement and supersede any contrary information contained in the Prospectus, Summary Prospectuses and Statement of Information concerning the portfolios, as applicable.
* * *
Transamerica JPMorgan Asset Allocation – Moderate VP
PRINCIPAL INVESTMENT STRATEGIES (effective on or about November 21, 2025):
The first, second and third paragraphs of the portfolio’s “Principal Investment Strategies” section in the Prospectus and Summary Prospectus and the first, second and third paragraphs paragraph of the “More on Each Portfolio’s Strategies and Investments” section in the Prospectus relating to the portfolio will be deleted in their entirety and replaced as follows:
The portfolio is a fund of funds. The portfolio’s sub-adviser, J.P. Morgan Investment Management Inc. (the “sub-adviser”), seeks to achieve the portfolio’s investment objective by investing its assets primarily in a broad mix of underlying Transamerica mutual funds that TAM has designated as available for investment by the portfolio (“underlying portfolios”).
The portfolio expects to normally allocate its assets among underlying portfolios with the goal of achieving exposure targets over time of approximately 50% of its economic exposure to equities, which may include stocks, real estate securities, commodity-related securities and alternative investments, and approximately 50% of its economic exposure to fixed-income, which may include bonds, cash equivalents and other debt securities. The actual percentage allocations at any time may vary.
The sub-adviser may increase equity exposure to approximately 75% of economic exposure and may decrease fixed-income exposure to approximately 25% or may decrease equity exposure to approximately 15% and may increase fixed-income exposure to approximately 85% of economic exposure, largely informed by the sub-adviser’s multi-factor risk management framework.
The risk management framework is a quantitatively driven process that makes asset allocation recommendations and may suggest equity exposure increases and reductions based on a set of asset class momentum signals and an expected portfolio level volatility signal. Notwithstanding the portfolio’s equity target and any maximum equity exposure limit imposed under the risk management framework, the sub-adviser may elect to allocate fewer assets to equities and more assets to fixed-income when it believes it is advisable to do so. The portfolio may not achieve its stated asset mix goal.
In seeking to achieve the investment objective of the portfolio, the sub-adviser employs an investment process consisting of three integrated components: the risk management framework, active (tactical) asset allocation, and underlying portfolio selection. The risk management framework is discussed in the paragraph above. For the second and third components, the portfolio management team draws on the analysis produced by dedicated fundamental and quantitative research teams who support the investment process by generating qualitative and quantitative research and insights, including on the underlying portfolios.
* * *
The “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Prospectus and Summary Prospectus will be deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	Initial	Service
Management fees[1]	0.10%	0.10%
Distribution and service (12b-1) fees	None	0.25%
Other expenses	0.03%	0.03%
Acquired fund fees and expenses[2]	0.59%	0.59%
Total annual fund operating expenses	0.72%	0.97%

[1]	Management fees have been restated to reflect a reduction in management fees effective October 1, 2025.
[2]
Acquired fund fees and expenses reflect the portfolio’s pro rata share of the fees and expenses incurred by investing in other investment companies. Acquired fund fees and expenses are not included in the calculation of the ratios of expenses to average net assets shown in the Financial Highlights section of the portfolio’s prospectus.

The “Example” table included in the Prospectus and Summary Prospectus will be deleted in its entirety and replaced with the following:
Example: This Example is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the portfolio for the time periods indicated and then redeem all shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the portfolio’s operating expenses remain the same. The Example does not reflect charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, costs would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Initial Class	$74	$230	$401	$894
Service Class	$99	$309	$536	$1,190
* * *
PRINCIPAL RISKS (effective on or about November 21, 2025):
The following risk will replace in its entirety the corresponding risk in the “Principal Risks” section of the Prospectus and the Summary Prospectuses for Transamerica JPMorgan Asset Allocation – Conservative VP, Transamerica JPMorgan Asset Allocation – Moderate Growth VP, Transamerica JPMorgan Asset Allocation – Moderate VP, and Transamerica JPMorgan International Moderate Growth VP:
Risk Management Framework – The portfolio is subject to a multi-factor risk management framework that is intended to dynamically adjust asset class exposures under different market conditions. The framework may determine an asset exposure target for the portfolio in response to individual asset class momentum signals and a portfolio level volatility signal, and result in an increase or decrease in the level of asset exposure such as the level of equities and bonds. The framework is intended to improve the portfolio’s absolute and risk-adjusted returns but may not work as intended. The framework may result in the portfolio not achieving its stated asset mix goal or may cause the portfolio to underperform, possibly significantly. Because market conditions change, sometimes rapidly and unpredictably, the success of the framework also will be subject to the sub-adviser’s ability to implement the framework in a timely and efficient manner. The framework may result in periods of underperformance, may fail to protect against market declines, may limit the portfolio’s ability to participate in up markets, may cause the portfolio to underperform its benchmark in rising markets, may increase transaction costs at the portfolio and/or underlying portfolio level and may result in substantial losses if it does not work as intended. For example, if the portfolio has reduced its equity exposure in an effort to reduce losses in certain market conditions, and the market rises sharply and quickly, there may be a delay in increasing the portfolio’s equity exposure, causing the portfolio to forgo gains from the market rebound. The framework incorporates quantitative models and signals. If those models or signals prove to be flawed or for other reasons do not produce the desired results, any decisions made in reliance thereon may expose the portfolio to additional risks and losses. The use of models has inherent risks, and the success of relying on or otherwise using a model depends, among other things, on the accuracy and completeness of the model’s development, implementation and maintenance; on the model’s assumptions and methodologies; and on the accuracy and reliability of the inputs and output of the model. The framework also serves to reduce the risk to the Transamerica insurance companies that provide guaranteed benefits under certain variable contracts from equity market volatility and to facilitate their provision of those guaranteed benefits. The framework also may have the effect of limiting the amount of guaranteed benefits. The portfolio’s performance may be lower than similar portfolios that are not subject to a risk management framework. The use of derivatives in connection with the framework may expose the portfolio to different and potentially greater risks than if it had only invested in underlying portfolios.
The following risk will be moved from a principal risk to a key principal risk following the “Model and Data” risk in the “Principal Risks” section of the Prospectus and the Summary Prospectuses for the portfolios:
Tactical Asset Allocation – Tactical asset allocation is an investment strategy that actively adjusts a portfolio’s asset allocation. The portfolio’s tactical asset management discipline may not work as intended. The portfolio may not achieve its objective and may not perform as well as other funds using other asset management styles, including those based on fundamental analysis (a method of evaluating a security that entails attempting to measure its intrinsic value by examining related economic, financial and other factors) or strategic asset allocation (a strategy that involves periodically rebalancing the portfolio in order to maintain a long-term goal for asset allocation).The sub-adviser’s evaluations and assumptions in selecting underlying portfolios, underlying ETFs or individual securities may be incorrect in view of actual market conditions, and may result in owning securities that underperform other securities.
* * *
Investors Should Retain this Supplement for Future Reference
September 29, 2025

Transamerica JPMorgan International Moderate Growth VP
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
TRANSAMERICA SERIES TRUST
Supplement to the Currently Effective Prospectus, Summary Prospectuses and Statement of Additional Information
Transamerica JPMorgan International Moderate Growth VP (the “portfolios”)
* * *
Effective on or about October 1, 2025, Transamerica Asset Management, Inc. (“TAM”), the portfolios’ investment manager, will reduce its management fee schedule and J.P. Morgan Investment Management Inc., the portfolios’ sub-adviser, will reduce its sub-advisory fee schedule, as described below.
Effective on or about November 21, 2025, each of the portfolios will amend its principal investment strategies and principal risks as described below.
Upon the relevant effective date, the information below will supplement and supersede any contrary information contained in the Prospectus, Summary Prospectuses and Statement of Information concerning the portfolios, as applicable.
* * *
Transamerica JPMorgan International Moderate Growth VP
PRINCIPAL INVESTMENT STRATEGIES (effective on or about November 21, 2025):
The first, second and third paragraphs of the portfolio’s “Principal Investment Strategies” section in the Prospectus and Summary Prospectus and the first, second and third paragraphs paragraph of the “More on Each Portfolio’s Strategies and Investments” section in the Prospectus relating to the portfolio will be deleted in their entirety and replaced as follows:
The portfolio is a fund of funds. The portfolio’s sub-adviser, J.P. Morgan Investment Management Inc. (the “sub-adviser”), seeks to achieve the portfolio’s investment objective by investing its assets primarily in a broad mix of underlying Transamerica mutual funds that TAM has designated as available for investment by the portfolio (“underlying portfolios”).
The portfolio expects to normally allocate its investments in underlying portfolios with the goal of achieving exposure targets over time of approximately 70% of its economic exposure to equity securities, which may include stocks, real estate securities, commodity-related securities and alternative investments, and approximately 30% of its economic exposure to fixed-income securities, which may include bonds, cash equivalents and other debt securities, with approximately 10% of its economic exposure to equity and fixed-income securities of issuers in emerging markets. The actual percentage allocations at any time may vary.
The portfolio will generally have exposure to issuers located in at least three different countries outside the U.S.
The sub-adviser may increase its international developed markets equity exposure to approximately 95% of economic exposure and may decrease fixed-income exposure to approximately 5% or may decrease equity exposure to approximately 35% and may increase fixed-income exposure to approximately 65% of economic exposure, largely informed by the sub-adviser’s multi-factor risk management framework.
The risk management framework is a quantitatively driven process that makes asset allocation recommendations and may suggest equity exposure increases and reductions based on a set of asset class momentum signals and an expected portfolio level volatility signal. Notwithstanding the portfolio’s equity target and any maximum equity exposure limit imposed under the risk management framework, the sub-adviser may elect to allocate fewer assets to equities and more assets to fixed-income when it believes it is advisable to do so. The portfolio may not achieve its stated asset mix goal.
In seeking to achieve the investment objective of the portfolio, the sub-adviser employs an investment process consisting of three integrated components: the risk management framework, active (tactical) asset allocation, and underlying portfolio selection. The risk management framework is discussed in the paragraph above. For the second and third components, the portfolio management team draws on the analysis produced by dedicated fundamental and quantitative research teams who support the investment process by generating qualitative and quantitative research and insights, including on the underlying portfolios.
* * *
The “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Prospectus and Summary Prospectus will be deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	Initial	Service
Management fees[1]	0.10%	0.10%
Distribution and service (12b-1) fees	None	0.25%
Other expenses	0.06%	0.06%
Acquired fund fees and expenses[2]	0.71%	0.71%
Total annual fund operating expenses	0.87%	1.12%

[1]	Management fees have been restated to reflect a reduction in management fees effective October 1, 2025.
[2]
Acquired fund fees and expenses reflect the portfolio’s pro rata share of the fees and expenses incurred by investing in other investment companies. Acquired fund fees and expenses are not included in the calculation of the ratios of expenses to average net assets shown in the Financial Highlights section of the portfolio’s prospectus.

The “Example” table included in the Prospectus and Summary Prospectus will be deleted in its entirety and replaced with the following:
Example: This Example is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the portfolio for the time periods indicated and then redeem all shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the portfolio’s operating expenses remain the same. The Example does not reflect charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, costs would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Initial Class	$89	$278	$482	$1,073
Service Class	$114	$356	$617	$1,363
* * *
PRINCIPAL RISKS (effective on or about November 21, 2025):
The following risk will replace in its entirety the corresponding risk in the “Principal Risks” section of the Prospectus and the Summary Prospectuses for Transamerica JPMorgan Asset Allocation – Conservative VP, Transamerica JPMorgan Asset Allocation – Moderate Growth VP, Transamerica JPMorgan Asset Allocation – Moderate VP, and Transamerica JPMorgan International Moderate Growth VP:
Risk Management Framework – The portfolio is subject to a multi-factor risk management framework that is intended to dynamically adjust asset class exposures under different market conditions. The framework may determine an asset exposure target for the portfolio in response to individual asset class momentum signals and a portfolio level volatility signal, and result in an increase or decrease in the level of asset exposure such as the level of equities and bonds. The framework is intended to improve the portfolio’s absolute and risk-adjusted returns but may not work as intended. The framework may result in the portfolio not achieving its stated asset mix goal or may cause the portfolio to underperform, possibly significantly. Because market conditions change, sometimes rapidly and unpredictably, the success of the framework also will be subject to the sub-adviser’s ability to implement the framework in a timely and efficient manner. The framework may result in periods of underperformance, may fail to protect against market declines, may limit the portfolio’s ability to participate in up markets, may cause the portfolio to underperform its benchmark in rising markets, may increase transaction costs at the portfolio and/or underlying portfolio level and may result in substantial losses if it does not work as intended. For example, if the portfolio has reduced its equity exposure in an effort to reduce losses in certain market conditions, and the market rises sharply and quickly, there may be a delay in increasing the portfolio’s equity exposure, causing the portfolio to forgo gains from the market rebound. The framework incorporates quantitative models and signals. If those models or signals prove to be flawed or for other reasons do not produce the desired results, any decisions made in reliance thereon may expose the portfolio to additional risks and losses. The use of models has inherent risks, and the success of relying on or otherwise using a model depends, among other things, on the accuracy and completeness of the model’s development, implementation and maintenance; on the model’s assumptions and methodologies; and on the accuracy and reliability of the inputs and output of the model. The framework also serves to reduce the risk to the Transamerica insurance companies that provide guaranteed benefits under certain variable contracts from equity market volatility and to facilitate their provision of those guaranteed benefits. The framework also may have the effect of limiting the amount of guaranteed benefits. The portfolio’s performance may be lower than similar portfolios that are not subject to a risk management framework. The use of derivatives in connection with the framework may expose the portfolio to different and potentially greater risks than if it had only invested in underlying portfolios.
The following risk will be moved from a principal risk to a key principal risk following the “Model and Data” risk in the “Principal Risks” section of the Prospectus and the Summary Prospectuses for the portfolios:
Tactical Asset Allocation – Tactical asset allocation is an investment strategy that actively adjusts a portfolio’s asset allocation. The portfolio’s tactical asset management discipline may not work as intended. The portfolio may not achieve its objective and may not perform as well as other funds using other asset management styles, including those based on fundamental analysis (a method of evaluating a security that entails attempting to measure its intrinsic value by examining related economic, financial and other factors) or strategic asset allocation (a strategy that involves periodically rebalancing the portfolio in order to maintain a long-term goal for asset allocation).The sub-adviser’s evaluations and assumptions in selecting underlying portfolios, underlying ETFs or individual securities may be incorrect in view of actual market conditions, and may result in owning securities that underperform other securities.
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Investors Should Retain this Supplement for Future Reference
September 29, 2025